Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Maturity Analysis of Operating Lease Payments

The following table sets forth a maturity analysis of the Company’s lease liabilities as of June 30, 2019:

(U.S. dollars in thousands)	June 30, 2019
2019 (excluding the six months ended June 30, 2019)	$467
2020	$854
2021	$461
After 2022	$1,936
Total undiscounted cash flows	$3,718
Less: imputed interest	$466
Present value of lease liabilities	$3,252